SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues, net			¥ 993,770
Cost of revenues			(478,516)
Gross profit			515,254
Operating expenses
Selling, general and administrative expenses			(136,286)
Impairment loss			(258,760)
Total operating expenses			(395,046)
Other expenses		(6,742)
Income (loss) from discontinued operations before income taxes		(6,742)	120,208
Income tax expense			(41,580)
Income (loss) from discontinued operations, net of income taxes		(6,742)	78,628
Net loss from discontinued operations attributable to noncontrolling interests			(9,895)
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.		¥ (6,742)	¥ 88,523